Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions:
The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.
(a)Transactions with Fairfax:
On February 28, 2020, in connection with the acquisition of APR Energy, Fairfax received common shares of Atlas as consideration for its equity interests in APR Energy and as settlement of indebtedness owing to Fairfax by APR Energy. In addition, Atlas reserved for issuance Holdback Shares for Fairfax. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy. In June 2022, 2,576,014 of the Holdback Shares were cancelled to cover losses related to certain indemnified claims that had been realized.
The indemnification obligation related to the cash repatriation from a foreign jurisdiction expired in April 2022. Prior to the expiration of this indemnification, 92,444 Holdback Shares were issued in 2022. These Holdback Shares were released from the holdback of the minority sellers and purchased by Fairfax. Upon expiration of this indemnification, the remaining Holdback Shares of 2,749,898 were released and issued to the minority sellers in June 2022. Prior to the expiration of this indemnification, Fairfax paid $6,265,000 during the year ended December 31, 2022. In March 2023, in relation to the expiry of an indemnification obligation, 727,351 common shares reserved in treasury were issued out of Holdback Shares to the APR sellers. Following the expiration of this indemnification obligation, all Holdback Shares have been released.
During the year ended December 31, 2024, the Company received $42,457,000 (2023 - $3,836,000; 2022 - $5,239,000) from Fairfax for the settlement of an indemnification related to losses realized on sale or disposal of certain property, plant and equipment and inventory items. As at December 31, 2024, Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy recorded as Acquisition Related Assets (note 23).
In January 2023, Fairfax exercised warrants to purchase 6,000,000 common shares of Atlas for gross aggregate proceeds to the Company of $78,700,000. Following this exercise, Fairfax has no outstanding warrants.
For the year ended December 31, 2024, the dividends paid on Series J Preferred Shares were $21,000,000 (2023 - $21,000,000; 2022 - $21,000,000).
(b)Transactions with ONE:
During the year ended December 31, 2024, the Company earned revenue of $603,688,000 (2023 - $312,768,000) from ONE in connection with the time charter of 44 vessels and management of two vessels as described below.
In August 2024, the Company entered into shipbuilding contracts for the construction of six 13,000 TEU newbuild containership vessels. Five of these contracts were novated to ONE in September 2024.
In September 2024, the Company entered into an agreement with ONE to form a joint venture company in Singapore named ONESEA Solutions Pte. Ltd. (“ONESEA”). ONESEA provides ship management services for vessels owned by ONE and vessels chartered by ONE from vessel owners (including vessels owned by the Company). On November 15, 2024, the Company received regulatory approval and completed its investment in ONESEA. Upon completion of the transaction, the Company and ONE each own 50% of the outstanding common shares of ONESEA. As at December 31, 2024, the Company has invested $1,500,000 (2023 - nil) in ONESEA. During the year ended December 31, 2024, the Company incurred $622,000 in costs payable to ONESEA for the management of its vessels. As at December 31, 2024, ONESEA manages two vessels for the Company.
5.    Related party transactions (continued):
(b)Transactions with ONE (continued):
In September 2024, the Company entered into a crewman agreement with ONE and provides crew management services for certain vessels managed by ONESEA. During the year ended December 31, 2024, the Company earned revenue of $1,416,000 and incurred expenses of $1,371,000 in connection with the crew management of the vessels.
Pursuant to a ship management agreement which ended upon the formation of ONESEA, the Company managed the ship operations of two vessels for ONE. During the year ended December 31, 2024, the Company earned revenue of $2,278,000 (2023 – $1,154,000) and incurred expenses of $2,089,000 (2023 – $1,182,000) in connection with the ship management of the vessels.
(c)Transactions with Zhejiang Energy Group JV:
In March 2021, the Company entered into a joint venture with Zhejiang Energy Group (“ZE”) and executed a shareholders’ agreement with ZE to form the joint venture (“ZE JV”). The Company owns 50% of the ZE JV. The purpose of the joint venture is to develop business in relation to container vessels, LNG vessels, environmental protection equipment, and power equipment supply.
Pursuant to ship management agreements, the Company manages the ship operations of the vessels owned by the ZE JV. During the year ended December 31, 2024, the Company earned revenue of $10,778,000 (2023 – $10,839,000) and incurred expenses of $10,178,000 (2023 – $9,759,000) in connection with the ship management of the vessels.
As at December 31, 2024, the Company has invested $1,000,000 (2023 – $1,000,000) in the ZE JV.
During the year ended December 31, 2024, the Company entered into agreements with the ZE JV to purchase equipment for vessel upgrades and incurred $14,347,000 (2023 - $32,322,000) under these agreements.
(d)Transactions with Poseidon:
Poseidon is the ultimate parent company of Atlas following the closing of the Merger as described in note 1.
During the year ended December 31, 2024, Atlas declared dividends of $152,365,000 (2023 - $124,670,000) to Poseidon. As at December 31, 2024, $38,119,000 of the dividends declared remains outstanding.